Goodwill and Other Intangibles	12 Months Ended
Dec. 31, 2011
Goodwill and Other Intangibles
Goodwill and Other Intangibles

4                          Goodwill and Other Intangibles

Goodwill and other indefinitely-lived assets are not amortized, but are subject to annual impairment reviews, or more frequent reviews if events or circumstances indicate impairment may exist.

When evaluating goodwill for potential impairment, the Company first compares the fair value of its two reporting units, the PSS and RPS, to their respective carrying amounts. The Company estimates the fair value of its reporting units using a combination of a future discounted cash flow valuation model and a comparable market transaction model. As the Company utilizes internal financial projections for the determination of future cash flows, the fair value methodology is considered to use inputs classified as Level 3 in the fair value hierarchy. If the estimated fair value of the reporting unit is less than its carrying amount, an impairment loss calculation is prepared. The impairment loss calculation compares the implied fair value of a reporting unit’s goodwill with the carrying amount of its goodwill. If the carrying amount of the goodwill exceeds the implied fair value, an impairment loss is recognized in an amount equal to the excess. During the third quarter of 2011, the Company performed its required annual goodwill impairment tests. The Company concluded there were no goodwill impairments as of the testing date. The carrying amount of goodwill was $26.5 billion and $25.7 billion as of December 31, 2011 and 2010, respectively (see Note 14 for a breakdown of Goodwill by segment). The $0.8 billion increase in goodwill in 2011 was primarily due to an increase of approximately $1.0 billion related to the acquisition of the UAM Medicare Part D Business, partially offset by the derecognition of approximately $0.2 billion of goodwill associated with the sale of TheraCom. These changes to goodwill affected the PSS.

Indefinitely-lived intangible assets are tested for impairment by comparing the estimated fair value of the asset to its carrying value. The Company estimates the fair value of its indefinitely-lived trademark using the relief from royalty method under the income approach. As this method of estimating fair value utilizes internal financial projections for determination of future cash flows, the fair value methodology is considered to use inputs classified as Level 3 in the fair value hierarchy. If the carrying value of the asset exceeds its estimated fair value, an impairment loss is recognized and the asset is written down to its estimated fair value. During the third quarter of 2011, the Company performed its annual impairment test of the indefinitely-lived trademark and concluded there was no impairment as of the testing date. The carrying amount of its indefinitely-lived trademark was $6.4 billion as of December 31, 2011 and 2010.

The Company amortizes intangible assets with finite lives over the estimated useful lives of the respective assets, which have a weighted average useful life of 13.3 years. The weighted average useful lives of the Company’s customer contracts and relationships and covenants not to compete are 12.8 years. The weighted average lives of the Company’s favorable leases and other intangible assets are 16.4 years. Amortization expense for intangible assets totaled $452 million, $427 million and $430 million in 2011, 2010 and 2009, respectively. The anticipated annual amortization expense for these intangible assets for the next five years is $456 million in 2012, $433 million in 2013, $400 million in 2014, $372 million in 2015 and $344 million in 2016.

The following table is a summary of the Company’s intangible assets as of December 31:

	2011			2010
In millions	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trademark (indefinitely-lived)	$6,398	$—	$6,398	$6,398	$—	$6,398
Customer contracts and relationships and covenants not to compete	5,427	(2,386)	3,041	4,903	(1,982)	2,921
Favorable leases and other	769	(339)	430	762	(297)	465

	$12,594	$(2,725)	$9,869	$12,063	$(2,279)	$9,784